Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05
Ordinary shares, authorized (in Shares)	222,000,000	222,000,000
Ordinary shares, issued (in Shares)	15,529,854	15,518,794
Ordinary shares, outstanding (in Shares)	15,529,854	15,518,794